Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Balances and Transactions [Abstract]
Schedule of Relationship of Related Parties	The relationship of related parties
Name of Related Party	Relationship to the Company
Guangzhou Jiatu Culture Media Co., Ltd. (formerly as Guangzhou Powerbridge Blockchain Co., Ltd.) (1)	Company has significant influence over with this entity
Ban Lor	Co-founder, CEO’s brother
Stewart Lor	CEO
Yuxia Xu	CFO
Hong Yu	shareholder of Zhixin
Shanghai Stamp Technology Co., Ltd.	The Company owns equity interest
Phillip Tao Qiu	Independent Director
Guangodong Guangrui Network Technology Co., Ltd. (Guangdong Guangrui)	Company has significant influence over with this entity.
Xiaoyan Liu	Shareholder of Ascendent
Zhongchuan Dadi (Beijing) Technology Co., LTD	Shareholder of Ascendent
Shanghai Yue See cultural development Co., LTD	Shareholder of Metafusion
(1)	On June 2, 2022, the Company’s CFO sold the equity interest in Jiatu Culture Media Co., Ltd., so Jiatu Culture Media Co., Ltd. no longer considered as a related party.

Schedule of Due from Related Parties	Due from related parties
	As of December 31,
	2023	2022

Shanghai Stamp Technology Co., Ltd. (1)	$-	$172,811
Ban Lor (2)	17,155	37,638
Stewart Lor (2)	452,598	1,566,478
Yuxia Xu	207,236	363,666
Phillip Tao Qiu(2)	600,000	-
Xiaoyan Liu (2)	87,990	-
Subtotal	$1,364,979	$2,140,593
(1)	In connection with the acquisition of Smartconn, the balance was effectively settled.

(2)	From time to time, the Company advances funds to senior management for business purpose.
Due to related parties
	As of December 31,
	2023	2022

Hong Yu (1)	$-	$118,114
Shanghai Yue See cultural development Co., LTD (1)	39,985	-
Zhongchuan Dadi (Beijing) Technology Co., LTD (1)	223	-
Subtotal	$40,208	$118,114
(1)	The above balances represent unpaid loan and expenses to these related parties.

Schedule of Related Party Transactions	Related party transactions
		For the years ended
		2023	2022	2021

Guangzhou Guangrui(1)	Service fees	$-	$-	$725,362
Guangzhou Jiatu Culture Media Co., Ltd.	Service fees	$-	$62,667	$-
Stewart Lor	Interest income	$50,663	$117,569	$-
Yuxia Xu	Interest income	$16,778	$22,802	$-
Shanghai Stamp Technology Co., Ltd.	Interest income	$-	$1,771	$-
Shanghai Yue See cultural development Co., LTD	Service revenue	$4,195	$-	$-
(1)	As the disposal of Shantou Hongrui in February 2022, Guangzhou Guangrui was no longer considered as a related party.